TYPE:	13F-HR
PERIOD	03/31/2010
FILER
   CIK	0001164061
   CCC	ivr9dk$n
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-688-9500

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 182 Nassau Street, Suite 201
	Princeton, New Jersey 08542

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-688-9500


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Apple Computer Inc             COM              037833100      305 1300.0000 SH      Sole                1300.0000
Bank of America Corp           COM              060505104      191 10700.0000 SH     Sole               10700.0000
Berkshire Hthwy Cl B           COM              084670702     1083 13324.0000 SH     Sole               13324.0000
Canadian Natural Resources     COM              136385101      252 3400.0000 SH      Sole                3400.0000
Citigroup Inc Com              COM              172967101      386 95350.0000 SH     Sole               95350.0000
Dell Inc                       COM              24702R101      153 10200.0000 SH     Sole               10200.0000
E*Trade Financial Corp         COM              269246104       83 50000.0000 SH     Sole               50000.0000
Eaton Corp                     COM              278058102      408 5390.0000 SH      Sole                5390.0000
FedEx Corp                     COM              31428X106      358 3830.0000 SH      Sole                3830.0000
Goldman Sachs Group Inc        COM              38141g104      302 1772.0000 SH      Sole                1772.0000
Leucadia Natl Corp Com         COM              527288104      702 28300.0000 SH     Sole               28300.0000
Mohawk Industries Inc          COM              608190104      269 4950.0000 SH      Sole                4950.0000
Sears Holdings Corp            COM              812350106      325 3000.0000 SH      Sole                3000.0000
Blackrock MuniHldgs Insd II    COM              09254C107      165 12500.000 SH      Sole                12500.000
Nuveen Floating Rate Income Fu COM              67072T108      188 15744.000 SH      Sole                15744.000
iShares IBOXX H/Y Corp Bond    COM              464288513      461 5220.000 SH       Sole                 5220.000